GOODWILL (Tables)	12 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2024	Acquisitions	Other	June 30, 2025	Acquisitions	Other	June 30, 2026

Agents and Infra	$48,652	$0	$136	$48,788	$102	$55	$48,945
Devices and Consumer	70,568	0	153	70,721	6	(21)	70,706

Total	$119,220	$0	$289	$119,509	$108	$34	$119,651